Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trust Agreement [Abstract]
Brokerage fees	$ 12,462,234	$ 13,188,941	$ 13,566,607
Custodial fees	18	46	131
Total	$ 12,462,252	$ 13,188,987	$ 13,566,738